UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Canada: 14.7%
33,050		Barrick Gold Corp.	$435,930	0.3
112,989		Canadian Natural Resources Ltd.	3,904,900	2.7
97,364		Enbridge, Inc.	3,025,099	2.1
211,102	(1)	Iamgold Corp.	1,317,276	0.9
261,541	(1)	Kinross Gold Corp.	941,548	0.6
9,434		Norbord, Inc.	394,530	0.3
71,490		PAN American Silver Corp.	1,264,658	0.9
25,138		Pembina Pipeline Corp.	874,048	0.6
109,230		Suncor Energy, Inc.	4,345,169	3.0
75,954		Teck Cominco Ltd. - Class B	2,063,670	1.4
44,026		TransCanada Corp.	1,841,608	1.2
380,066		Yamana Gold, Inc.	1,105,992	0.7
			21,514,428	14.7

		United Kingdom: 1.5%
68,689		TechnipFMC PLC	2,139,662	1.5

		United States: 83.7%
54,495		Anadarko Petroleum Corp.	3,803,751	2.6
18,137		Andeavor	2,619,527	1.8
10,095		Apache Corp.	403,800	0.3
16,407		Avery Dennison Corp.	1,723,227	1.2
10,948		Baker Hughes a GE Co.	378,691	0.2
31,222	(1)	Berry Plastics Group, Inc.	1,507,710	1.0
38,766	(1)	Carrizo Oil & Gas, Inc.	979,229	0.7
94,777		Chevron Corp.	11,780,781	8.0
8,205		Cimarex Energy Co.	762,409	0.5
6,042		Compass Minerals International, Inc.	395,147	0.3
18,304	(1)	Concho Resources, Inc./Midland TX	2,513,322	1.7
95,324		ConocoPhillips	6,423,884	4.4
5,570	(1)	Continental Resources, Inc.	375,084	0.2
27,629	(1)	Crown Holdings, Inc.	1,197,441	0.8
25,840		Delek US Holdings, Inc.	1,441,355	1.0
16,290		Devon Energy Corp.	677,175	0.5
24,559	(1)	Dril-Quip, Inc.	1,180,060	0.8
13,360		Eagle Materials, Inc.	1,447,957	1.0
52,792		EOG Resources, Inc.	6,219,426	4.2
38,811		EQT Corp.	2,000,319	1.4
75,093	(1)	Extraction Oil & Gas, Inc.	1,273,577	0.9
119,633		Exxon Mobil Corp.	9,718,985	6.6
40,922		Freeport-McMoRan, Inc.	691,582	0.5
19,515		Greif, Inc. - Class A	1,137,920	0.8
95,484	(1)	Gulfport Energy Corp.	1,060,827	0.7
85,916		Halliburton Co.	4,273,462	2.9
5,818		Hess Corp.	351,524	0.2
28,062		HollyFrontier Corp.	2,165,825	1.5
12,534		International Paper Co.	670,569	0.4
160,501		Kinder Morgan, Inc.	2,677,157	1.8
115,856	(1)	Laredo Petroleum, Inc.	1,075,144	0.7
48,157		Louisiana-Pacific Corp.	1,405,221	1.0
100,661		Marathon Oil Corp.	2,157,165	1.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
49,665		Marathon Petroleum Corp.	$3,925,025	2.7
1,801		Martin Marietta Materials, Inc.	401,389	0.3
40,980	(1)	McDermott International, Inc.	890,495	0.6
8,907		National Oilwell Varco, Inc.	368,928	0.2
18,538	(1)	Newfield Exploration Co.	542,051	0.4
67,860		Newmont Mining Corp.	2,641,790	1.8
10,824		Noble Energy, Inc.	386,417	0.3
71,068		Occidental Petroleum Corp.	5,983,926	4.1
15,623		Oneok, Inc.	1,064,864	0.7
15,901		Packaging Corp. of America	1,868,367	1.3
31,911		PBF Energy, Inc.	1,505,561	1.0
23,390	(1)	PDC Energy, Inc.	1,414,861	1.0
33,369		Peabody Energy Corp.	1,443,877	1.0
24,367		Phillips 66	2,838,512	1.9
7,682		Pioneer Natural Resources Co.	1,483,394	1.0
98,553	(1)	QEP Resources, Inc.	1,191,506	0.8
61,089		RPC, Inc.	1,003,081	0.7
92,057		Schlumberger Ltd.	6,321,554	4.3
237,395	(1)	Southwestern Energy Co.	1,122,878	0.8
31,275	(1)	Summit Materials, Inc.	888,836	0.6
34,619		US Silica Holdings, Inc.	1,070,766	0.7
43,066		Valero Energy Corp.	5,219,599	3.6
3,208		Vulcan Materials Co.	409,790	0.3
6,980		WestRock Co.	410,982	0.3
25,614		Williams Cos., Inc.	687,992	0.5
52,958		World Fuel Services Corp.	1,105,763	0.7
			122,681,457	83.7

	Total Common Stock
	(Cost $147,005,939)		146,335,547	99.9

SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
939,931	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.640%
		(Cost $939,931)	939,931	0.6

	Total Short-Term Investments
	(Cost $939,931)		939,931	0.6

	Total Investments in Securities (Cost $147,945,870)		$147,275,478	100.5
	Liabilities in Excess of Other Assets		(659,969)	(0.5)
	Net Assets		$146,615,509	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2018.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)(Continued)

Industry Diversification	Percentage of Net Assets
Oil & Gas Exploration & Production	25.6%
Integrated Oil & Gas	21.7
Oil & Gas Refining & Marketing	10.7
Oil & Gas Equipment & Services	9.7
Oil & Gas Storage & Transportation	5.6
Oil&Gas	3.7
Paper Packaging	3.2
Mining	3.1
Gold	2.8
Metal & Glass Containers	2.6
Diversified Metals & Mining	2.2
Oil&Gas Services	1.5
Construction Materials	1.6
Coal	1.0
Oil & Gas	1.0
Materials	1.0
Building Materials	0.9
Energy	0.7
Utilities	0.7
Pipelines	0.6
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$146,335,547	$–	$–	$146,335,547
Short-Term Investments	939,931	–	–	939,931
Total Investments, at fair value	$147,275,478	$–	$–	$147,275,478
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(511,582)	$–	$(511,582)
Total Liabilities	$–	$(511,582)	$–	$(511,582)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)(Continued)

 At May 31, 2018, the following OTC written equity options were outstanding for Voya Natural Resources Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Energy Select Sector SPDR® Fund	UBS AG	Call	06/29/18	78.130	USD	541,775	41,185,736	$483,480	$(369,065)
Materials Select Sector SPDR® Fund	Citibank N.A.	Call	06/15/18	61.060	USD	162,045	9,427,778	53,345	(1,036)
SPDR® S&P Oil & Gas Exploration & Production ETF	JPMorgan Chase Bank N.A.	Call	06/15/18	45.320	USD	373,031	15,760,560	159,396	(71,148)
VanEck Vectors Gold Miners ETF	HSBC Bank USA N.A.	Call	06/15/18	22.630	USD	270,392	6,040,557	84,606	(70,333)
								$780,827	$(511,582)

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$511,582
Total Liability Derivatives		$511,582

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

	Citibank N.A.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	UBS AG	Totals
Liabilities:
Written options	$1,036	$70,333	$71,148	$369,065	$511,582
Total Liabilities	$1,036	$70,333	$71,148	$369,065	$511,582

Net OTC derivative instruments by counterparty, at fair value	$(1,036)	$(70,333)	$(71,148)	$(369,065)	(511,582)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(1,036)	$(70,333)	$(71,148)	$(369,065)	$(511,582)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $147,292,919.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$16,132,283
Gross Unrealized Depreciation	(16,639,085)
Net Unrealized Depreciation	$(506,802)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Natural Resources Equity Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2018